UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nevis Capital Management LLC
Address:	1119 Saint Paul Street
		Baltimore, MD  21202

Form 13F File Number:	28-6469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Wilmerding, III
Title:		Managing Member
Phone:		410.385.2645

Signature, Place and Date of Signing:

/s/ David R. Wilmerding, III
_______________________________
Signature				Baltimore, MD		February 9, 2004


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			30
Form 13F Information Table Value Total:			139,426(x$1000)


List of Other Included Managers:

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	INVSTMT   VOTING AUTHORITY
        NAME OF ISSUER         CLASS    CUSIP           (x1000) PRN AMT  	PRN  	DSCRETN SOLE     SHARED NONE
------------------------------ -------  --------        ------- --------- 	-----   ------- -------- ------ -----

Activcard Corp.			COM	00506J107	6016	763510		SH	Sole	763510
Advanced Digital Information C	COM	007525108	4258	304140		SH	Sole	304140
American Tower			COM	029912201	9700	896525		SH	Sole	896525
Armor Holdings			COM	042260109	10663	405300		SH	Sole	405300
Aspect Telecom			COM	04523Q102	2070	131425		SH	Sole	131425
Aspen Technology Inc.		COM	045327103	4871	474750		SH	Sole	474750
Avid Technology, Inc.		COM	05367P100	2485	51769		SH	Sole	51769
Bentley Pharmaceuticals Inc.	COM	082657107	4318	324675		SH	Sole	324675
Central Garden & Pet Co.	COM	153527106	5395	192457		SH	Sole	192457
Clear Channel			COM	184502102	1171	25000		SH	Sole	25000
Computer Network Technology Co	COM	204925101	3625	379173		SH	Sole	379173
Connetics			COM	208192104	1935	106550		SH	Sole	106550
Dick's Sporting Goods Inc.	COM	253393102	6328	130042		SH	Sole	130042
Flir Systems			COM	302445101	6849	187650		SH	Sole	187650
Imax Corp.			COM	45245E109	1345	170000		SH	Sole	170000
Ionics, Inc.			COM	462218108	6942	217955		SH	Sole	217955
KVH Industries Inc.		COM	482738101	1305	47350		SH	Sole	47350
Mapinfo Corp.			COM	565105103	1081	107107		SH	Sole	107107
Opsware Inc.			COM	68383A101	5041	681210		SH	Sole	681210
Parametric Technology Corp.	COM	699173100	4000	1015163		SH	Sole	1015163
Primus 				COM	74163Q100	4428	704000		SH	Sole	704000
Providian Financial Corp.	COM	74406A102	7462	641057		SH	Sole	641057
Scientific Games Corp.		COM	80874P109	8048	474270		SH	Sole	474270
Stellent Inc.			COM	85856W105	992	100000		SH	Sole	100000
Terayon Communications Systems	COM	880775101	1751	389031		SH	Sole	389031
Tweeter Home Entertainment Gro	COM	901167106	1418	150000		SH	Sole	150000
Vicor Corp.			COM	925815102	10396	911130		SH	Sole	911130
Vitesse				COM	928497106	67	11500		SH	Sole	11500
Web MD				COM	94769M105	7155	795901		SH	Sole	795901
Wind River Systems		COM	973149107	8311	948715		SH	Sole	948715
